Tax Matters - Taxes on Items of Other Comprehensive Income/(Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax Expense/(Benefit) on Other Comprehensive Income/(Loss)
Foreign currency translation adjustments, net	$ 254	$ 94	$ (215)
Unrealized holding gains/(losses) on derivative financial instruments, net	83	21	72
Reclassification adjustments for (gains)/losses included in net income	(125)	27	(224)
Other comprehensive income (loss), derivatives qualifying as hedges, tax, total	(42)	50	(152)
Unrealized holding gains/(losses) on available-for-sale securities, net	0	(23)	102
Reclassification adjustments for (gains)/losses included in net income	5	16	(60)
Other comprehensive income (loss), available-for-sale securities, tax, total	5	(53)	42
Benefit plans: actuarial losses, net	(169)	(141)	(59)
Reclassification adjustments related to amortization	55	55	192
Reclassification adjustments related to settlements, net	65	33	42
Other	(10)	29	(39)
Defined benefit plan, amounts recognized in other comprehensive income (loss), net actuarial gain (loss), tax	(58)	612	137
Benefit plans: prior service costs and other, net	(1)	2	0
Reclassification adjustments related to amortization of prior service costs and other, net	(43)	(39)	(67)
Reclassification adjustments related to curtailments of prior service costs and other, net	(1)	(4)	(7)
Other	0	0	0
Other comprehensive income (loss), pension and other postretirement benefit plans, net prior service cost (credit), tax	(45)	(185)	(74)
Tax provision/(benefit) on other comprehensive income/(loss)	115	518	(262)
Reclassification of Certain Tax Effects from AOCI [Member]
Tax Expense/(Benefit) on Other Comprehensive Income/(Loss)
Reclassification adjustments of certain tax effects from AOCI to Retained earnings	0	1	0
Reclassification adjustments of certain tax effects from AOCI to Retained earnings	0	637	0
Reclassification adjustments of certain tax effects from AOCI to Retained earnings	0	(144)	0
Financial Assets and Liabilities [Member]
Tax Expense/(Benefit) on Other Comprehensive Income/(Loss)
Reclassification adjustments for tax on unrealized gains from AOCI to Retained earnings	$ 0	$ (45)	$ 0